Events after the reporting period	12 Months Ended
Dec. 31, 2022
Events after the reporting period [Abstract]
Events after the reporting period
22.	Events after the reporting period

Subsequent to December 31, 2022, the following reportable events were completed:

(a)	On February 14th, the Company completed its acquisition of the Alta Mesa project, a fully-licensed and constructed ISR processing facility, from Energy Fuels, Inc. Consideration paid to Energy Fuels, Inc in the transaction consisted of $60,000,000 in cash and a $60,000,000 secured vendor take-back convertible promissory note. The note has a two year term and bears interest at a rate of 8% per annum payable on June 30th and December 31st of each year during the term. The note is convertible at the election of the holder, to acquire common shares of enCore at a price of US$2.9103 per share.

(b)	In connection with the closing of the Alta Mesa Acquisition, 23,277,000 subscription receipts issued December 6, 2022 at a price of C$3.00 were automatically converted into units comprised of one common share of the Company and one common share purchase warrant, with each warrant entitling the holder to acquire one common share of enCore at a price of C$3.75 for a period of three years. The net proceeds from the Subscription Receipt Offering of $49,392,680 (CAD $66,072,588), have been released from escrow to the Company.

On February 8, 2023, the Company issued 10,615,650 units for a public offering at a price of C$3.25 per unit for gross proceeds of C$34,500,863. Each unit consisted of one common share and one-half share purchase warrant. Each whole warrant entitles the holder to purchase one additional share at a price of C$4.05 for a period of three years.

(c)	Subsequent to the year ended December 31, 2022 the Company issued 229,946 shares pursuant to the exercise of stock options for gross proceeds of $391,958 CAD.

Subsequent to the year ended December 31, 2022 75,312 stock options outstanding at December 31, 2022 have expired.

(d)	Subsequent to the year ended December 31, 2022 the Company issued 162,707 shares pursuant to the exercise of warrants for gross proceeds of $312,985 CAD.

(e)	Subsequent to year ended December 31, 2022 the Company granted 121,681 stock options to employees at a weighted average exercise price of C$2.91

(f)	On January 13th, 2023, the Company purchased 100,000 lbs of uranium for $5,922,500 in an arm’s length transaction.

(g)	On January 16th, 2023, the Company completed the sale of 100,000 lbs of uranium for $7,050,000 to the United States Department of Energy, National Nuclear Security Administration.

(h)	In February of 2023, the Company secured an additional sales contract with a Fortune 500 listed United States Utility. The agreement commences in 2027 and covers firm deliveries of 650,000 pounds of uranium with an option to acquire up to 400,000 additional pounds under a two-year extended term. The agreement is based on market pricing with a floor price and an inflation adjusted ceiling price.

(i)	In March of 2023, the Company completed its purchase of 200,000 pounds of uranium concentrate from an arm’s length party for total consideration of $8,750,000 ($43.75/pound). The contract required an initial payment of $2,000,000, which was paid in March 2022, and final payment of $6,750,000 paid in March 2023.

(j)	In April of 2023, the Company completed the sale of 200,000 lbs of uranium pursuant to a sales contract with UG USA, Inc. (Note 13) for gross proceeds of $9,660,000.

(k)	In March of 2023, the Company completed its divestment of Belt Line Resources, Inc and Hydro Restoration Corporation, which held the Company’s Moonshine, Bootheel, and Kaycee projects (Note 11). In return for these assets the Company received 19.9% of Nuclear Fuels, Inc.